Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Stone Ridge Trust
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
LifeX 2028 Income Bucket ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2028 Income Bucket ETF
Class Name	LifeX 2028 Income Bucket ETF
Trading Symbol	LIFT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2028 Income Bucket ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/income-buckets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2028 Income Bucket ETF	$12	0.25%
[1]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 2,249,118
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 2,997
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,249,118
Number of Holdings	28
Advisory Fees	$2,997
Portfolio Turnover	14%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	41.35%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.8%
Money Market Funds	1.4%
Cash & Other	0.8%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/income-buckets
LifeX 2030 Income Bucket ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2030 Income Bucket ETF
Class Name	LifeX 2030 Income Bucket ETF
Trading Symbol	BCKT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2030 Income Bucket ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/income-buckets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2030 Income Bucket ETF	$12	0.25%
[3]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 2,427,066
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 3,363
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,427,066
Number of Holdings	31
Advisory Fees	$3,363
Portfolio Turnover	11%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	23.90%
[4]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	98.1%
Money Market Funds	1.2%
Cash & Other	0.7%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/income-buckets
LifeX 2035 Income Bucket ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2035 Income Bucket ETF
Class Name	LifeX 2035 Income Bucket ETF
Trading Symbol	LDDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2035 Income Bucket ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/income-buckets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2035 Income Bucket ETF	$12	0.25%
[5]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 42,297,439
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 53,644
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$42,297,439
Number of Holdings	41
Advisory Fees	$53,644
Portfolio Turnover	75%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	12.63%
[6]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.1%
Money Market Funds	1.9%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/income-buckets
LifeX 2050 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2050 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2050 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2050 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2050 Inflation-Protected Longevity Income ETF	$12	0.25%
[7]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 3,373,627
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 4,223
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,373,627
Number of Holdings	18
Advisory Fees	$4,223
Portfolio Turnover	0%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	5.09%
[8]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	96.9%
Money Market Funds	2.6%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
LifeX 2050 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2050 Longevity Income ETF
Class Name	LifeX 2050 Longevity Income ETF
Trading Symbol	LFAI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2050 Longevity Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/longevity-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2050 Longevity Income ETF	$12	0.25%
[9]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 4,495,997
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 5,646
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,495,997
Number of Holdings	22
Advisory Fees	$5,646
Portfolio Turnover	6%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	6.65%
[10]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	96.9%
Money Market Funds	1.8%
Cash & Other	1.3%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/longevity-income
LifeX 2055 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2055 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2055 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2055 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2055 Inflation-Protected Longevity Income ETF	$12	0.25%
[11]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 6,870,080
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 6,149
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,870,080
Number of Holdings	23
Advisory Fees	$6,149
Portfolio Turnover	2%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	4.48%
[12]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.8%
Money Market Funds	1.5%
Cash & Other	0.7%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
LifeX 2055 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2055 Longevity Income ETF
Class Name	LifeX 2055 Longevity Income ETF
Trading Symbol	LFAO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2055 Longevity Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/longevity-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2055 Longevity Income ETF	$12	0.25%
[13]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 4,979,717
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 5,451
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,979,717
Number of Holdings	26
Advisory Fees	$5,451
Portfolio Turnover	0%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	6.08%
[14]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.9%
Money Market Funds	1.0%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/longevity-income
LifeX 2060 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2060 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2060 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2060 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2060 Inflation-Protected Longevity Income ETF	$12	0.25%
[15]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 4,585,434
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 4,194
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,585,434
Number of Holdings	27
Advisory Fees	$4,194
Portfolio Turnover	4%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	4.04%
[16]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	88.3%
U.S. Treasury Bills	6.6%
Money Market Funds	4.4%
Cash & Other	0.7%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
LifeX 2060 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2060 Longevity Income ETF
Class Name	LifeX 2060 Longevity Income ETF
Trading Symbol	LFAW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2060 Longevity Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/longevity-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2060 Longevity Income ETF	$12	0.25%
[17]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 3,803,883
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 4,323
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,803,883
Number of Holdings	28
Advisory Fees	$4,323
Portfolio Turnover	5%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	5.69%
[18]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.9%
Money Market Funds	0.7%
Cash & Other	1.4%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/longevity-income
LifeX 2065 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2065 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2065 Inflation-Protected Longevity Income ETF
Trading Symbol	LIBD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2065 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2065 Inflation-Protected Longevity Income ETF	$12	0.25%
[19]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 4,272,387
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 5,328
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,272,387
Number of Holdings	16
Advisory Fees	$5,328
Portfolio Turnover	5%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	3.70%
[20]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	79.5%
U.S. Treasury Bills	14.6%
Money Market Funds	5.1%
Cash & Other	0.8%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
LifeX 2065 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2065 Longevity Income ETF
Class Name	LifeX 2065 Longevity Income ETF
Trading Symbol	LFBE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX 2065 Longevity Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/longevity-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2065 Longevity Income ETF	$12	0.25%
[21]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 3,201,998
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 4,003
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,201,998
Number of Holdings	16
Advisory Fees	$4,003
Portfolio Turnover	5%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	5.39%
[22]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.8%
Money Market Funds	0.6%
Cash & Other	1.6%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/longevity-income
LifeX Durable Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX Durable Income ETF
Class Name	LifeX Durable Income ETF
Trading Symbol	LFDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LifeX Durable Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/durable-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/durable-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX Durable Income ETF	$12	0.25%
[23]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 859,585
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 1,074
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$859,585
Number of Holdings	16
Advisory Fees	$1,074
Portfolio Turnover	5%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	5.39%
[24]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.7%
Money Market Funds	0.7%
Cash & Other	1.6%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/durable-income

[1]
*	Annualized

[2]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[3]
*	Annualized

[4]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[5]
*	Annualized

[6]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[7]
*	Annualized

[8]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[9]
*	Annualized

[10]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[11]
*	Annualized

[12]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[13]
*	Annualized

[14]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[15]
*	Annualized

[16]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[17]
*	Annualized

[18]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[19]
*	Annualized

[20]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[21]
*	Annualized

[22]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.

[23]
*	Annualized

[24]
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.